Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current (note 13d)	$ (3,557)	$ (962)	$ (2,646)
Deferred	2,733	(11)	(76)
Income tax expense	$ (824)	$ (973)	$ (2,722)